Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock option and stock appreciation right grant policies and practices

While we do not have a formal written policy in place with regard to the timing of stock option and SAR grants in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about Mesa that has not been publicly disclosed. Previous awards of stock options have generally been made in tandem with and at the same time that Mesa has issued other types of equity awards as part of its ordinary annual grant practices. Stock option grants, if made, are effective on the date the award determination is made by the Committee, and the exercise price of stock options is the closing market price of our common stock on the last trading day immediately preceding the date of grant.

Award Timing Method	While we do not have a formal written policy in place with regard to the timing of stock option and SAR grants in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about Mesa that has not been publicly disclosed. Previous awards of stock options have generally been made in tandem with and at the same time that Mesa has issued other types of equity awards as part of its ordinary annual grant practices. Stock option grants, if made, are effective on the date the award determination is made by the Committee, and the exercise price of stock options is the closing market price of our common stock on the last trading day immediately preceding the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false